Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net Income (Loss) Attributable to Parent	$ (17,144,531)	$ 20,117,773
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Gain on debt extinguishment of Paycheck Protection Program SBA Loan	(665,596)
Depreciation, Depletion and Amortization	1,488,614	383,142
Amortization of right-of-use assets	164,983	165,036
Share-based Payment Arrangement, Noncash Expense	2,314,682	1,295,423
Gain on sale of equipment	(5,488)	(2,252)
Change in fair value of warrant liabilities	4,151,068
Increase (Decrease) in Operating Capital [Abstract]
Accounts receivable	12,558,790	(17,750,762)
Prepaid expenses	513,363	(1,151,130)
Right-of-use assets - operating lease	(63,626)	215,122
Accounts payable	(2,935,521)	5,211,593
Deferred income		100,000
Due to related party	(2,727)	10,528
Accrued expense and other current liabilities	3,384,573	1,410,322
Net cash provided by operating activities	3,758,584	10,004,795
Net Cash Provided by (Used in) Investing Activities [Abstract]
Proceeds from Sale of Property, Plant, and Equipment		9,000
Purchases of equipment	(10,943,657)	(12,731,702)
Net cash used in investing activities	(10,943,657)	(12,722,702)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Proceeds from Business Combination, net of transaction costs	34,340,225
Proceeds from the sale of stock, net of issuance costs		9,900,206
Proceeds from Paycheck Protection Program SBA Loan		661,612
Payments on related party notes payable		(1,364,644)
Payments of notes payable	(24,143)	(32,506)
Principal payments on finance leases	(203,124)	(182,347)
Proceeds from exercise of stock options	6,750
Net cash provided by financing activities	34,119,708	8,982,321
Net increase in cash, cash equivalents, and restricted cash	26,934,635	6,264,414
Cash and cash equivalents
Beginning of year	12,610,383	6,345,969
End of year	39,545,018	12,610,383
Supplemental Cash Flow Information [Abstract]
Interest Paid, Excluding Capitalized Interest, Operating Activities	294,459	469,151
Noncash Investing and Financing Items [Abstract]
Right-of-Use Asset Obtained in Exchange for Operating Lease Liability	505,187	$ 1,773,135
Warrant liabilities assumed related to the Business Combination	6,569,062
Liabilities assumed related to the Forward Share Purchase Agreement	6,338,306
Financing fee liabilities assumed related to the Business Combination included in accrued expense and other current liabilities	3,100,000
Unpaid financing fees included in accrued expense and other current liabilities	$ 2,000,000